CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands		Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares
Current assets:
Related party receivables | $		$ 79,526	$ 59,219
Related party assets | $		18,034	27,258
Related party receivables | $		$ 34,181	$ 38,774
Liabilities and Shareholders’ Equity
Shares authorized (in shares)		6,666,666
Shares issued (in shares)		5,000,000
Shares outstanding (in shares)	[1]	5,000,000	0
Aggregate liquidation preference | $		$ 150,000
Shareholders’ equity:
Ordinary shares, authorized (in shares)		839,999,998
Common Class A
Shareholders’ equity:
Ordinary shares, authorized (in shares)		666,666,666	666,666,666
Ordinary shares, issued (in shares)		49,390,936	42,364,766
Ordinary shares, outstanding (in shares)		49,390,936	42,364,766
Common Class B
Shareholders’ equity:
Ordinary shares, authorized (in shares)		166,666,666	166,666,666
Ordinary shares, issued (in shares)		12,652,310	14,577,866
Ordinary shares, outstanding (in shares)		12,652,310	14,577,866
Related Party
Current assets:
Related party receivables | $		$ 51,036	$ 49,427
Related party assets | $		7,896	18,783
Related party receivables | $		$ 33,739	$ 38,332

[1]	Share amounts have been retroactively adjusted to reflect the 1-for-12 reverse share split effected on March 8, 2024.